SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected term (in years)	6 months	6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.48%	1.89%	0.68%
Expected term (in years)	5 years	5 years	5 years
Expected volatility	57.00%	49.00%	49.00%
Minimum | Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.92%	0.46%
Expected volatility	54.00%	97.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.49%	4.30%	1.15%
Expected term (in years)	7 years	7 years	8 years
Expected volatility	65.00%	57.00%	50.00%
Maximum | Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	5.24%	2.87%
Expected volatility	80.00%	98.00%